Capital management	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Capital management

12.	Capital management
The Bank’s regulatory capital and leverage position were as follows:

	As at
($ millions)	July 31 2021	April 30 2021	October 31 2020
Capital
Common Equity Tier 1 capital	$50,465	$49,697	$49,165
Net Tier 1 capital	56,630	55,152	55,362
Total regulatory capital	65,101	63,686	64,512
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$414,169	$404,727	$417,138
Leverage exposures	1,191,993	1,180,223	1,170,290
Capital ratios
Common Equity Tier 1 capital ratio	12.2%	12.3%	11.8%
Tier 1 capital ratio	13.7%	13.6%	13.3%
Total capital ratio	15.7%	15.7%	15.5%
Leverage ratio	4.8%	4.7%	4.7%
(1)	As at July 31, 2021, April 30, 2021 and October 31, 2020, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1 and Total capital RWA.